Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies
18. Commitments and contingencies
Legal Actions
Various lawsuits against the Corporation may arise in the ordinary course of the Corporation’s business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Corporation. At March 31, 2021, and December 31, 2020, respectively, there were no material known contingent liabilities arising outside the normal course of business.
Securities Class Actions and Derivative Litigation
In February 2021, we and certain of our directors and officers were named as defendants in putative class actions filed in the United States District Court for the Middle District of Tennessee: Bond v. Clover Health Investments, Corp. et al., Case No.
3:21-cv-00096
(M.D. Tenn.); Kaul v. Clover Health Investments, Corp. et al., Case No.
3:21-cv-00101
(M.D. Tenn.); Yaniv v. Clover Health Investments, Corp. et al., Case No.
3:21-cv-00109
(M.D. Tenn.); and Tremblay v. Clover Health Investments, Corp. et al., Case No.
3:21-cv-00138
(M.D. Tenn.). The complaints assert violations of sections 10(b) and 20(a) of the Exchange Act and Rule
10b-5
promulgated under the Exchange Act. The Kaul action asserts additional claims under sections 11 and 15 of the Securities Act.
The complaints generally relate to allegations published in an article issued on February 4, 2021, by Hindenburg Research LLC. The complaints seek unspecified damages on behalf of all persons and entities who purchased or acquired Clover securities during the class period (which begins on October 6, 2020, and, depending on the complaint, ends on February 3, 2021 or February 4, 2021), as well as certain other costs.
In April 2021, the Middle District of Tennessee class actions described above were consolidated under Bond v. Clover Health Investments, Corp. et al., Case No.
3:21-cv-00096
(M.D. Tenn.) as lead case. The court appointed a lead plaintiff, approved a lead counsel and a liaison counsel, and approved the parties’ proposed schedule for filing an amended complaint and the defendants’ responses.
Parallel shareholder derivative actions have also been filed, naming Clover as a nominal defendant. The first action was filed in the United States District Court for the District of Delaware and is captioned Furman v. Garipalli et al., Case No.
1:21-cv-00191
(D. Del.). The complaint asserts violations of sections 10(b) and 21D of the Exchange Act, breach of fiduciary duty, and waste of corporate assets against our directors. It seeks unspecified damages and an order requiring Clover to take certain actions to enhance Clover’s corporate governance policies, and procedures. The second and third actions were filed in the United States District Court for the Middle District of Tennessee and are captioned Sun v. Garipalli, et al., Case No.
3:21-cv-00311
(M.D. Tenn.) and Luthra v. Garipalli, et al., Case No.
3:21-vs-00320
(M.D. Tenn.). The complaints assert violations of Section 14(a) of the Exchange Act, breach of fiduciary duty, and aiding and abetting a breach of fiduciary duty. The Sun action also asserts unjust enrichment, abuse of control, gross mismanagement, waste of corporate assets, and contribution under Section 11(f) of the Securities Act, and Sections 10(b) and 21D of the Exchange Act. The complaints name certain current and former officers and directors as defendants. They seek unspecified damages and an order requiring Clover to take certain actions to enhance Clover’s corporate governance policies, and procedures.

On May 10, 2021, the Middle District of Tennessee shareholder derivative actions described above were consolidated under Sun v. Garipalli, et al., Case No.
3:21-cv-00311
(M.D. Tenn.) as lead case. The court designated
co-lead
counsel and liaison counsel and ordered the parties to submit a proposed schedule for the initial stage of the case.
All of these cases remain in the preliminary stages. Given the inherent uncertainty of litigation and the legal standards that must be met, including class certification and success on the merits, the Corporation has determined that it is not probable or estimable that an unfavorable outcome or potential loss will occur. Clover intends to vigorously defend itself against the claims asserted against it.
Guaranty assessments
Under state guaranty assessment laws, including those related to state cooperative failures in the industry, the Corporation may be assessed, up to prescribed limits, for certain obligations to the policyholders and claimants of insolvent insurance companies that write the same line or lines of business as the Corporation.

22. Commitments and contingencies
Litigation
Various lawsuits against the Corporation may arise in the ordinary course of the Corporation’s business. Contingent liabilities arising from ordinary course litigation, income taxes, and other matters are not expected to be material in relation to the financial position of the Corporation. At December 31, 2020 and 2019, respectively, there were no material known contingent liabilities arising outside the normal course of business.

Guaranty assessments
Under state guaranty assessment laws, including those related to state cooperative failures in the industry, the Corporation may be assessed, up to prescribed limits, for certain obligations to the policyholders and claimants of insolvent insurance companies that write the same line or lines of business as the Corporation.